Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2016, the Company issued a note in the amount of $17,496 to Michael J. Rapport for equipment that he purchased for the brewery. This amount added to the existing notes of $208,000 held by Mr. Rapport brings the principal amount owed to $225,496. For the period ended December 31, 2015, the amount due Mr. Rapport for the outstanding notes was $208,000.

NOTE 7 - RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, the Company incurred $20,255 for advisory services and SEC filing services, that were paid to Tech Associates, Inc., a company controlled by Richard Chiang, a director of the Company. The Company also compensated Tech Associates, Inc. with 30,000 shares of common stock during the year ended December 31, 2014. Tech Associates, Inc. incurred $2,833 for advisory services in the fiscal year ended December 31, 2013.